Employee Benefit Plans - Schedule of Accrued Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Liability, Current and Noncurrent [Roll Forward]
Benefits forfeited	$ 0	$ 0
Additional Benefits for Executives, Directors, and Officers
Deferred Compensation Liability, Current and Noncurrent [Roll Forward]
Beginning balance	36	39
Accrued liability of acquired banks	0	2
Discount rate adjustment	0	(2)
Benefit expense and interest cost	2	2
Benefits paid	(4)	(5)
Ending balance	$ 34	$ 36
Discount rate at December 31	5.09%	4.67%